Acquisitions (Details 13) (USD $)	12 Months Ended				12 Months Ended			0 Months Ended		12 Months Ended		0 Months Ended			0 Months Ended				0 Months Ended
	Mar. 31, 2013	Mar. 31, 2014	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2014 Natural gas liquids terminal assets Minimum	Mar. 31, 2014 Natural gas liquids terminal assets Maximum	Nov. 01, 2011 NGL Energy Holdings, LLC SemStream	Nov. 01, 2011 SemStream gal item bbl	Mar. 31, 2012 SemStream	Mar. 31, 2012 SemStream Maximum	Nov. 01, 2011 SemStream Customer relationships	Nov. 01, 2011 SemStream Customer relationships Minimum	Nov. 01, 2011 SemStream Customer relationships Maximum	Nov. 01, 2011 SemStream Lease contracts	Nov. 01, 2011 SemStream Lease contracts Minimum	Nov. 01, 2011 SemStream Lease contracts Maximum	Nov. 01, 2011 SemStream Land	Nov. 01, 2011 SemStream Natural gas liquids terminal assets	Nov. 01, 2011 SemStream Natural gas liquids terminal assets Minimum	Nov. 01, 2011 SemStream Natural gas liquids terminal assets Maximum	Nov. 01, 2011 SemStream Vehicles and railcars	Nov. 01, 2011 SemStream Other	Nov. 01, 2011 SemStream Common units
Acquisitions
Number of common units issued to acquire business (in shares)																							8,932,031
Cash paid to acquire ownership interests	$ 14,000,000							$ 91,000,000
Value of common units issued to acquire ownership interests																							184,800,000
Issue price of units (in dollars per unit)																							$ (21.07)
Ownership interest acquired in general partner (as a percent)							7.50%
General and administrative expense									700,000
Equity issuance costs										100,000
Number of acquired natural gas liquids terminals								12
Volume of acquired above ground propane storage (in gallons)								12,000,000
Volume of acquired underground leased storage (in barrels)								3,700,000
Number of owned rail cars								350
Number of leased rail cars								12
Estimated fair value of the assets acquired and liabilities assumed
Inventories								104,226,000
Derivative assets								3,578,000
Assets held for sale								3,000,000
Prepaid expenses and other current assets								9,833,000
Property, plant and equipment																	3,470,000	41,434,000			470,000	3,326,000
Useful life of property, plant and equipment					2 years	30 years													20 years	30 years	5 years	5 years
Investment in capital lease								3,112,000
Amortizable intangible assets											31,950,000			1,008,000
Useful life of intangible assets												8 years	15 years		1 year	4 years
Goodwill	555,220,000	1,107,006,000	167,245,000	8,568,000				74,924,000
Assumed current liabilities								(4,591,000)
Fair value of net assets acquired								$ 275,740,000